ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS - Customer Deposit Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred revenue and customer deposit liability
Balance, beginning of year	$ 517,931	$ 562,803	$ 308,111
Additional deposits received	321,772	4,316,761	2,252,416
Less: Deposits recognized as revenue			(1,997,724)
Less: Deposits recognized as revenue	(763,797)	(4,206,433)
Less: Refunds to customers		(155,200)
Balance, end of year	$ 75,906	$ 517,931	$ 562,803